Share-based Payments - Summary of Number and Movements in Long Term Incentive Plan Options (Detail) - Long-term incentive plan [member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year		185,950	1,199,658
Cancelled during the year	0	0	0
Forfeited during the year			(234,162)
Number of options outstanding at December 31	1,151,446	1,151,446	965,496
Exercisable at December 31	0	0	0